Income Fund | Prospectus Class 1 Shares
INCOME FUND
Investment Objective
To seek to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by an exempt separate account of certain John Hancock insurance companies that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder fees (%) (fees paid directly from your investment
Shareholder Fees (USD $)	Income Fund Prospectus Class 1 Shares Class 1
Shareholder fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Management fee	Distribution and service (12b-1) fees	Other Expenses	Total annual fund operating expenses
Income Fund Prospectus Class 1 Shares Class 1	[1]	0.80%	0.05%	0.08%	0.93%
[1]	Expenses have been estimated for the class's first full year of operations.

Examples.
The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
Income Fund Prospectus Class 1 Shares Class 1	95	296	515	1,143

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities. The fund may shift its investments from one asset class to another based on the subadviser’s analysis of the best opportunities for the fund’s portfolio in a given market.

The fund seeks income by selecting investments such as corporate and foreign debt securities and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, financials, energy, health care and telecommunication services.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade (sometimes referred to as “junk bonds”). Securities rated in the top four rating categories by independent rating organizations such as Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) are considered investment grade. Below-investment-grade securities, such as those rated BB or lower by S&P, or Ba or lower by Moody’s, or unrated, but deemed by the subadviser to be of comparable quality, generally pay higher yields but involve greater risks than investment-grade securities. The fund may invest in convertible securities without regard to the ratings assigned by rating services.

The subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for current income and significant future growth. It generally performs independent analysis of the debt securities being considered for the fund’s portfolio, rather than relying principally on the ratings assigned by the rating agencies. In its analysis, the subadviser considers a variety of factors, including:
  the experience and managerial strength of the company;
  responsiveness to changes in interest rates and business conditions;
  debt maturity schedules and borrowing requirements;
  the company’s changing financial condition and market recognition of the change; and
  a security’s relative value based on such factors as anticipated cash flow, interest and dividend coverage, asset coverage and earnings prospects.
The fund may invest up to 25% of its total assets in foreign securities, foreign securities that are traded in the U.S. or American Depositary Receipts (“ADRs”).

The fund may invest in equity-linked notes, the value of which is tied to a single stock or a basket of stocks.
Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Equity-linked notes  are subject to risks similar to those related to investing in the underlying securities. An equity-linked note is dependent on the individual credit of the note’s issuer. Equity-linked notes often are privately placed and may not be rated. The secondary market for equity-linked notes may be limited.
Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.
Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this Prospectus, there is no past performance to report.